Impairment charges - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of impairment charges

	Note	Pre-tax amount 2019 US$m	Taxation 2019 US$m	Non-controlling interest 2019 US$m	Net amount 2019 US$m	Pre-tax amount 2018 US$m	Pre-tax amount 2017 US$m
Copper & Diamonds – Oyu Tolgoi		(2,240)	(39)	1,506	(773)	—	—
Aluminium – Yarwun alumina refinery		(1,138)	339	—	(799)	—	—
Aluminium – ISAL Smelter		(109)	23	—	(86)	(123)	—
Energy & Minerals – Rössing		—	—	—	—	(9)	(267)
Energy & Minerals – Roughrider		—	—	—	—	—	(357)
Copper & Diamonds – Argyle		—	—	—	—	—	(172)
Total impairment charge		(3,487)	323	1,506	(1,658)	(132)	(796)

Allocated as:
Intangible assets	13	(1)				(2)	(357)
Property, plant and equipment	14	(3,486)				(130)	(435)
Other assets and liabilities		—				—	(4)
Total impairment charge		(3,487)				(132)	(796)
Comprising:
Total impairment charges in the financial information by business unit (page 252)					(3,487)	(132)	(796)
Taxation (including related to EAUs)					323	25	141
Non-controlling interests					1,506	3	174
Total impairment in the income statement					(1,658)	(104)	(481)